Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 15. Shareholders’ Equity

Preferred Shares

TGI is authorized to issue 1,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors.

As of December 31, 2013, there are no preferred shares issued or outstanding.

Ordinary Shares

The Company is authorized to issue 100,000,000 ordinary shares with a par value of $0.0001 per share. As of December 31, 2013, a total of 27,214,670 Ordinary shares were issued and outstanding which includes 3,000,000 Earnout shares which have been issued and placed in escrow but have no voting rights. The Earnout shares are not considered issued and outstanding as a matter of Cayman Islands law.

Legal Reserve

Colombian regulation requires that companies retain 10% of net income until it accumulates at least 50% of subscribed and paid in capital

Long Term Incentive Compensation Plan

The Long-Term Incentive Plan will reserve a number of Company ordinary shares for issuance in accordance with the plan’s terms in an amount equal to 6% of the ordinary shares outstanding immediately after the closing of the merger (including the full amount of earn out shares). The company can offer its employees, officers, directors and consultants whose past, present and/or potential future contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. The various types of incentive awards that may be provided under the plan, which include options, share appreciation rights, restricted shares and other share-based awards, are intended to enable the Company to respond to changes in compensation practices, tax laws, accounting regulations and the size and diversity of its business. Awards under this plan may only be granted for ten years after December 20th, 2013, the effective date of the plan and may only be exercised within ten years from the date of the grant, and five years in the case of an incentive share option granted to a person possessing more than 10% of the total combined voting power at the time of the grant.